Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
						Peer Group
			Average			Total
			Summary	Average		Stockholder
	Summary		Compensation	Compensation		Return
	Compensation	Compensation	Table Total	Actually Paid	Total	(Nasdaq
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Stockholder	Biotechnology	Net Income	Total Revenue
Year	for PEO(1)	to PEO(2)	NEOs(3)	NEOs(4)	Return(5)	Index)(6)	(in thousands)(7)	(in thousands)(8)
2023	$12,727,887	$32,772,214	$4,882,630	$12,994,682	$185.93	$118.87	$(434,801)	$1,082,571
2022	$8,246,281	$(10,478,887)	$4,548,786	$(4,682,784)	$119.23	$113.65	$(547,799)	$820,222
2021	$23,343,147	$17,842,930	$8,415,636	$7,334,133	$277.20	$126.45	$(471,716)	$625,486
2020	$8,083,213	$60,865,789	$2,795,161	$24,672,935	$295.40	$126.42	$(229,743)	$391,005
(1)

Our PEO for each year reported is Steven Chapman, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Chapman in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(2)

In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2023, 2022, 2021, and 2020, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2023	2022	2021	2020
Summary Compensation Table – Total Compensation	$12,727,887	$8,246,281	$23,343,147	$8,083,213
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(11,133,142)	$(7,093,675)	$(22,417,562)	$(7,291,047)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$23,915,639	$4,352,420	$14,282,938	$25,400,473
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$6,009,186	$(11,074,522)	$(745,043)	$21,714,867
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$533,851	$550,650	$0	$6,497,053
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$718,793	$(5,460,040)	$3,379,450	$6,461,230
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0	$0	$0
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$0	$0	$0	$0
Total Equity Adjustments (subtotal)*	$0	$(18,725,167)	$(5,500,217)	$52,782,576
Compensation Actually Paid	$32,772,214	$(10,478,887)	$17,842,930	$60,865,789
*	Calculations reflect equity granted over a span of seven years of service prior to, as well as during, the reported fiscal years.

(3)	The non-PEO NEOs for each year reported are as follows:

For 2023: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

For 2022: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

For 2021: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

For 2020: Michael Brophy, Robert Schueren, Matthew Rabinowitz, and Jonathan Sheena

The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(4)

In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2023, 2023, 2021, and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2023	2022	2021	2020
Summary Compensation Table – Total Compensation	$4,882,630	$4,548,786	$8,415,636	$2,795,161
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(4,249,439)	$(3,982,802)	$(7,808,661)	$(2,262,392)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$9,484,948	$2,256,160	$6,278,945	$10,304,088
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$2,199,442	$(4,777,779)	$(488,996)	$8,640,852
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$175,978	$256,134	$0	$562,800
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$501,123	$(2,983,283)	$937,209	$4,632,426
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0	$0	$0
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$0	$0	$0	$0
Total Equity Adjustments (subtotal)*	$0	$(9,231,569)	$(1,081,503)	$21,877,775
Compensation Actually Paid	$12,994,682	$(4,682,784)	$7,334,133	$24,672,935
*	Calculations reflect equity granted over a span of up to seven years of service prior to, as well as during, the reported fiscal years (2017, 2018, 2019, 2020, 2021, 2022, 2023).

(5)

Cumulative total stockholder return on our shares of common stock from December 31, 2019 through December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023, respectively. Assumes the investment of $100 on December 31, 2019 in our shares of common stock and assumes the reinvestment of dividends, if any, although dividends have never been declared on our shares of common stock.

(6)

Cumulative total stockholder return on the NASDAQ Biotechnology Index from December 31, 2019 through December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023, respectively. Assumes the investment of $100 on December 31, 2019 in the NASDAQ Biotechnology Index and assumes the reinvestment of dividends.

(7)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)	The dollar amounts reported represent the amount of total revenue reflected in our audited financial statements for the applicable year.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)

Our PEO for each year reported is Steven Chapman, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Chapman in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(3)	The non-PEO NEOs for each year reported are as follows:

For 2023: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

For 2022: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

For 2021: Michael Brophy, Robert Schueren, Daniel Rabinowitz, and Matthew Rabinowitz

For 2020: Michael Brophy, Robert Schueren, Matthew Rabinowitz, and Jonathan Sheena

The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

Peer Group Issuers, Footnote
(6)

Cumulative total stockholder return on the NASDAQ Biotechnology Index from December 31, 2019 through December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023, respectively. Assumes the investment of $100 on December 31, 2019 in the NASDAQ Biotechnology Index and assumes the reinvestment of dividends.

PEO Total Compensation Amount	$ 12,727,887	$ 8,246,281	$ 23,343,147	$ 8,083,213
PEO Actually Paid Compensation Amount	$ 32,772,214	(10,478,887)	17,842,930	60,865,789
Adjustment To PEO Compensation, Footnote
(2)

In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2023, 2022, 2021, and 2020, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2023	2022	2021	2020
Summary Compensation Table – Total Compensation	$12,727,887	$8,246,281	$23,343,147	$8,083,213
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(11,133,142)	$(7,093,675)	$(22,417,562)	$(7,291,047)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$23,915,639	$4,352,420	$14,282,938	$25,400,473
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$6,009,186	$(11,074,522)	$(745,043)	$21,714,867
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$533,851	$550,650	$0	$6,497,053
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$718,793	$(5,460,040)	$3,379,450	$6,461,230
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0	$0	$0
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$0	$0	$0	$0
Total Equity Adjustments (subtotal)*	$0	$(18,725,167)	$(5,500,217)	$52,782,576
Compensation Actually Paid	$32,772,214	$(10,478,887)	$17,842,930	$60,865,789
*	Calculations reflect equity granted over a span of seven years of service prior to, as well as during, the reported fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 4,882,630	4,548,786	8,415,636	2,795,161
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,994,682	(4,682,784)	7,334,133	24,672,935
Adjustment to Non-PEO NEO Compensation Footnote
(4)

In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2023, 2023, 2021, and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2023	2022	2021	2020
Summary Compensation Table – Total Compensation	$4,882,630	$4,548,786	$8,415,636	$2,795,161
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(4,249,439)	$(3,982,802)	$(7,808,661)	$(2,262,392)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$9,484,948	$2,256,160	$6,278,945	$10,304,088
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$2,199,442	$(4,777,779)	$(488,996)	$8,640,852
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$175,978	$256,134	$0	$562,800
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$501,123	$(2,983,283)	$937,209	$4,632,426
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0	$0	$0
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$0	$0	$0	$0
Total Equity Adjustments (subtotal)*	$0	$(9,231,569)	$(1,081,503)	$21,877,775
Compensation Actually Paid	$12,994,682	$(4,682,784)	$7,334,133	$24,672,935
*	Calculations reflect equity granted over a span of up to seven years of service prior to, as well as during, the reported fiscal years (2017, 2018, 2019, 2020, 2021, 2022, 2023).

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Total Stockholder Return

The following graph illustrates the relationship between the PEO and average non-PEO NEO “compensation actually paid” (CAP), total compensation from the Summary Compensation Table (SCT), our cumulative Total Stockholder Return (TSR,) and the TSR of the NASDAQ Biotechnology Index, assuming an initial fixed investment of $100, for the fiscal years ended December 31, 2023, 2022, 2021, and 2020. The SCT total compensation of our PEO and the average SCT total compensation of our non-PEO NEOs, each as disclosed in the table above, are included in the following graph as supplemental disclosures for each of the periods presented. As detailed in the table above, the CAP calculations include equity adjustments that reflect equity granted over a span of seven years of service prior to, as well as during, the reported fiscal years.

A significant portion of our NEOs’ compensation consists of equity awards. As a result, the change between the values disclosed in our SCT and CAP tends to be directionally aligned with changes in our TSR. Our five-year TSR for the fiscal years 2019 through 2023 is 348.7%.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following graph reflects the relationship between the PEO and average non-PEO NEO CAP and our net income (loss) for the fiscal years ended December 31, 2023, 2022, 2021, and 2020. As detailed in the table above, the CAP calculations include equity adjustments that reflect equity granted over a span of seven years of service prior to, as well as during, the reported fiscal years. While we are required by SEC rules to disclose the relationship between our net income and CAP to our NEOs, our company strategy has historically focused on prioritizing rapid revenue growth and investments to support future profitability. As a result, net income is historically not a metric our compensation committee uses in evaluating our NEOs’ compensation. Progressing towards profitability and future net income generation is, however, a key objective as we continue to mature as a company; for example, in 2022 we set a corporate goal to reach cash flow breakeven in a quarter by the end of 2024, and in February 2024 reiterated our intent and timeline with respect to that goal.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Total Revenue

The following graph reflects the relationship between the PEO and average non-PEO NEO CAP and our total revenue for the fiscal years ended December 31, 2023, 2022, 2021 and 2020. As detailed in the table above, the CAP calculations include equity adjustments that reflect equity granted over a span of seven years of service prior to, as well as during, the reported fiscal years. Our compensation committee views our revenue as an important metric by which to evaluate and measure our performance, and therefore executive performance. As such, total revenue is one of three company financial metrics under our annual cash incentive program, and is weighted the highest of the three, at 55%. In addition, our compensation committee primarily utilizes annual revenue as the performance milestone for performance-based awards under our long-term incentive plan.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid and Total Stockholder Return

The following graph illustrates the relationship between the PEO and average non-PEO NEO “compensation actually paid” (CAP), total compensation from the Summary Compensation Table (SCT), our cumulative Total Stockholder Return (TSR,) and the TSR of the NASDAQ Biotechnology Index, assuming an initial fixed investment of $100, for the fiscal years ended December 31, 2023, 2022, 2021, and 2020. The SCT total compensation of our PEO and the average SCT total compensation of our non-PEO NEOs, each as disclosed in the table above, are included in the following graph as supplemental disclosures for each of the periods presented. As detailed in the table above, the CAP calculations include equity adjustments that reflect equity granted over a span of seven years of service prior to, as well as during, the reported fiscal years.

A significant portion of our NEOs’ compensation consists of equity awards. As a result, the change between the values disclosed in our SCT and CAP tends to be directionally aligned with changes in our TSR. Our five-year TSR for the fiscal years 2019 through 2023 is 348.7%.

Tabular List, Table

Most Important Performance Measures

For 2023, the most important performance measures used to inform our executive compensation decisions included the following:

●	Total revenue
●	Product gross margin
●	Operating cash flow

Total Shareholder Return Amount	$ 185.93	119.23	277.20	295.40
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (434,801,000)	$ (547,799,000)	$ (471,716,000)	$ (229,743,000)
Company Selected Measure Amount	1,082,571,000	820,222,000	625,486,000	391,005,000
PEO Name	Steven Chapman
Measure:: 1
Pay vs Performance Disclosure
Name	Total revenue
Non-GAAP Measure Description
(8)	The dollar amounts reported represent the amount of total revenue reflected in our audited financial statements for the applicable year.

Measure:: 2
Pay vs Performance Disclosure
Name	Product gross margin
Measure:: 3
Pay vs Performance Disclosure
Name	Operating cash flow
PEO | Total Equity Adjustments (subtotal)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (18,725,167)	$ (5,500,217)	$ 52,782,576
PEO | grant date fair value of option awards and stock awards granted in the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,133,142)	(7,093,675)	(22,417,562)	(7,291,047)
PEO | fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,915,639	4,352,420	14,282,938	25,400,473
PEO | change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,009,186	(11,074,522)	(745,043)	21,714,867
PEO | fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	533,851	550,650	0	6,497,053
PEO | change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	718,793	(5,460,040)	3,379,450	6,461,230
PEO | fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Total Equity Adjustments (subtotal)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(9,231,569)	(1,081,503)	21,877,775
Non-PEO NEO | grant date fair value of option awards and stock awards granted in the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,249,439)	(3,982,802)	(7,808,661)	(2,262,392)
Non-PEO NEO | fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,484,948	2,256,160	6,278,945	10,304,088
Non-PEO NEO | change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,199,442	(4,777,779)	(488,996)	8,640,852
Non-PEO NEO | fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,978	256,134	0	562,800
Non-PEO NEO | change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	501,123	(2,983,283)	937,209	4,632,426
Non-PEO NEO | fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0